SHARE-BASED COMPENSATION - Schedule of assumptions of share options granted (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Expected dividend yield			0.00%	0.00%
Options
SHARE-BASED COMPENSATION
Risk-free interest rate, Minimum	4.46%	3.40%	3.40%	3.71%
Risk-free interest rate, Maximum	4.58%	4.79%	4.79%	4.15%
Expected volatility, Minimum	54.06%	54.06%	54.06%	56.13%
Expected volatility, Maximum	54.57%	54.48%	54.48%	56.32%
Expected dividend yield	0.00%	0.00%
Expected terms	10 years	10 years	10 years	10 years
Options | Minimum
SHARE-BASED COMPENSATION
Exercise multiple	2.20	2.20	2.20	2.20
Fair value of underlying ordinary share	$ 5.78	$ 5.91	$ 5.91	$ 3.61
Options | Maximum
SHARE-BASED COMPENSATION
Exercise multiple	2.80	2.80	2.80	2.80
Fair value of underlying ordinary share	$ 9.81	$ 8.93	$ 8.93	$ 4.11